Related Party Transactions and Balances (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accounts payable and accrued liabilities	$ 31,000	$ 105,667	$ 59,375